26. Salaries and social security taxes payable	12 Months Ended
Dec. 31, 2019
Salaries And Social Security Taxes Payable
Salaries and social security taxes payable

a.     Salaries and social security taxes payable

	12.31.19	12.31.18
Non-current
Early retirements payable	39,495	22,887
Seniority-based bonus	201,075	227,353
Total non-current	240,570	250,240

Current
Salaries payable and provisions	2,104,368	2,428,861
Social security payable	274,583	232,403
Early retirements payable	28,101	15,759
Total current	2,407,052	2,677,023

The carrying amount of the Company’s salaries and social security taxes payable approximates their fair value.

b.    Salaries and social security taxes charged to profit or loss

	2019	2018	2017
Salaries	6,299,020	6,668,287	7,530,793
Social security taxes	2,449,619	2,593,223	2,928,640
Total salaries and social security taxes	8,748,639	9,261,510	10,459,433

Early retirements payable correspond to individual optional agreements. After employees reach a specific age, the Company may offer them this option. The related accrued liability represents future payment obligations, which, as of December 31, 2019 and 2018, amount to $ 28.1 million and $ 15.8 million (current) and $ 39.5 million and $ 22.9 million (non-current), respectively.

The seniority-based bonus included in collective bargaining agreements in effect consists of a bonus to be granted to personnel with a certain amount of years of service. As of December 31, 2019 and 2018, the related liabilities amount to $ 201.1 million and $ 227.4 million, respectively.

As of December 31, 2019 and 2018, the number of employees amounts to 4,777 and 4,922, respectively.